Interests in subsidiaries (Details) - Mar. 31, 2015	USD ($)	CNY (¥)
Bonso Electronics Limited
Place of incorporation and kind of legal entity	Hong Kong, limited liability company
Particulars of issued capital/ registered capital		¥ 641,026
Particulars of issued capital/ registered capital HK$ | $	$ 5,000,000
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Investment holding, providing management and administrative support to the Group companies
Bonso Investment Limited
Place of incorporation and kind of legal entity	Hong Kong, limited liability company
Particulars of issued capital/ registered capital		¥ 384,615
Particulars of issued capital/ registered capital HK$ | $	$ 3,000,000
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Investment holding
Bonso Electronics (Shenzhen) Company, Limited
Place of incorporation and kind of legal entity	PRC, limited liability company
Particulars of issued capital/ registered capital		¥ 12,621,222
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Investment holding
Bonso Advanced Technology Limited
Place of incorporation and kind of legal entity	Hong Kong, limited liability company
Particulars of issued capital/ registered capital		¥ 128,205
Particulars of issued capital/ registered capital HK$		¥ 1,000,000
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Investment holding, and trading of scales and pet electronics products
Bonso AdvancedTtechnology (Xinxing) Company, Limited
Place of incorporation and kind of legal entity	PRC, limited liability company
Particulars of issued capital/ registered capital		¥ 10,000,000
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Production of scales and pet electronics products
Bonso Technology (Shenzhen) Company, Limited
Place of incorporation and kind of legal entity	PRC, limited liability company
Particulars of issued capital/ registered capital		¥ 200,000
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Product development
Xinxing An Bang Metal and Plastic Manufacturing Company Limited
Place of incorporation and kind of legal entity	PRC, limited liability company
Particulars of issued capital/ registered capital		¥ 500,000
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Employ workers for assembly of scales and pet electronics products